SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total Amounts due from a related party			$ 87,472
Total Amounts due to related parties, current		78,506	30,222
Total Amounts due to a related party, non-current		272,997
Total Shareholder contribution				$ 50,000
Mr. Chuanbo Jiang [Member]
Related Party Transaction [Line Items]
Name of ralated parties		CEO, director and significant shareholder of the Company
Total Amounts due from a related party	[1]		87,472
Total Amounts due to related parties, current	[2]	4,008
Total Amounts due to a related party, non-current	[3]	272,997
Total Shareholder contribution				38,500
Mr. Huyun Gao [Member]
Related Party Transaction [Line Items]
Name of ralated parties		A significant shareholder of the Company
Total Amounts due to related parties, current	[2]	$ 74,498	30,222
Total Shareholder contribution				7,500
Mr. Huailiang Xu [Member]
Related Party Transaction [Line Items]
Total Shareholder contribution				2,000
Mr. Haoyu Xiong [Member]
Related Party Transaction [Line Items]
Total Shareholder contribution				1,500
Mr. Cheukyin Tai [Member]
Related Party Transaction [Line Items]
Total Shareholder contribution				$ 500

[1]	The balance mainly represents due on demand advances made to a related party for the Company’s daily operational purposes.
[2]	The balance represented advances from a related party for the Company’s daily operations with no fixed term of repayment and interest.
[3]	In April 2026, Mr. Chuanbo Jiang, the Company and several third parties entered into tripartite agreements, pursuant to which Mr. Chuanbo Jiang agreed to assume the Company’s indebtedness to third parties in the aggregate amount of $272,997. The accrued expenses and other current liabilities were converted into interest-free loans from Mr. Chuanbo Jiang to the Company, due on December 31, 2027.